DEFERRED TAX - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hong Kong
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 1,000,000.0	$ 100,000
China
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	0
China | Total for all subsidiaries
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Distributable retained earnings	0	0
Ireland
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 113,000,000.0	$ 42,100,000
Deferred tax carry back period	1 year	1 year
United States of America
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Tax losses	$ 9,200,000
Maximum percent of future taxable profits that can be indefinitely offset		80.00%
Withholding tax percentage	30.00%
United States of America | Total for all subsidiaries
Reconciliation Of Changes In Deferred Tax Assets and Liabilities [Line Items]
Distributable retained earnings	$ 0	$ 0